PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

	December 31,
	2021	2020
Cost:

Factory building	$3,797	$1,722
Machinery and equipment *) **)	23,557	16,603
Office furniture and equipment	1,677	1,098
Leasehold improvements	2,914	2,959

	31,945	22,382
Accumulated depreciation:

Factory building	2,004	1,722
Machinery and equipment **)	9,329	6,170
Office furniture and equipment	350	236
Leasehold improvements	374	286

	12,057	8,414

Depreciated cost	$19,888	$13,968

*)	As of December 31, 2021 and 2020, $0 and $94, respectively, relates to construction-in-process of production infrastructure.

**)	Capital loss from sale of fixed asset amounted to $5 and $27, is due to machinery and equipment sales during 2021 and 2020, respectively.